UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     Form 13F

                                FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: 9/30/2011

 Check here if Amendment:        [ ] ; Amendment Number: _______

 This Amendment(Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:       Massachusetts Mutual Life Insurance Company

 Address:    1295 State Street
             Springfield, Massachusetts 01111

 Form 13F File Number: 28-00548

 The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Bradley J. Lucido
 Title:   Chief Compliance Officer
 Phone:   (413) 744-7247

 Signature, Place, and Date of Signing:

 /s/ Bradley J. Lucido, Springfield, MA  October 31, 2011

 --------------------------------------------------------------------------
 Report Type (Check only one):

 [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

 [X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))


List of other Managers Reporting for this Manager:

28-00060	Babson Capital Management LLC
28-04544	Baring Asset Management LLC
28-12028	Cornerstone Real Estate Advisers LLC
28-00203	OppenheimerFunds, Inc.
28-10498	First Mercantile Trust Company
28-10231	OFI Private Investments Inc.
28-10234	OFI Institutional Asset Management, Inc.



Babson Capital Management LLC (Babson Capital), Baring Asset
Management LLC (Baring), Cornerstone Real Estate Advisers
LLC (Cornerstone), OppenheimerFunds, Inc. (Oppenheimer),OFI Private Investments Inc. (OFI), OFI Institutional Asset Management, Inc. (OFII), and First Mercantile Trust Company (First Mercantile) are all indirect, majority-owned or wholly-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring,
Cornerstone, Oppenheimer, OFI, OFII and First Mercantile have indicated that they exercise investment discretion with respect to the securities positions reported in each firm's Form 13F filing. Nevertheless, such positions are deemed reported on behalf of MassMutual to the extent that MassMutual is deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone, Oppenheimer, OFI, OFII, and First Mercantile and for the limited and exclusive purpose of MassMutual's compliance with Section 13(f) of the Securities Exchange Act of 1934, as amended.


FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None


Form 13F Information Table Entry Total: 30


Form 13F Information Table Value Total: 6,168

                                                             FORM 13F INFORMATION TABLE
                                                                                                            VOTING AUTHORITY
                                  TITLE OF              VALUE     SHARES/   SH/ PUT/ INVEST.  OTHER
          NAME OF ISSUER            CLASS    CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRET. MGRS       SOLE    SHARED    NONE
 -------------------------------- -------- --------- ----------   -------   --- ---- -------- -----      ----    ------    ----


 3M CO				COM	    88579Y101	   257      3585    SH       SOLE               3585
 3M CO				COM	    88579Y101       10       135    SH       SHARED-DEFINED                 135
 ABBOTT LABS 			COM	    002824100	   189	    3700    SH       SOLE		3700
 ABBOTT LABS 			COM	    002824100	    18	     350    SH       SHARED-DEFINED		   350
 AMERICAN EXPRESS CO		COM	    025816109	   227      5060    SH       SOLE               5060
 BERKSHIRE HATHAWAY INC DEL	CL B NEW    084670702	   201	    2825    SH       SOLE               2825
 CISCO SYS INC			COM         17275R102	   156	    10035   SH       SOLE	       10035
 EXELON CORP			COM	    30161N101	   203      4775    SH       SOLE               4775
 EXXON MOBIL CORP       	COM         30231G102      496 	    6828    SH       SOLE		6828
 EXXON MOBIL CORP    		COM	    30231G102	    30	     414    SH	     SHARED-DEFINED		   414
 GENERAL ELECTRIC CO    	COM         369604103	   143      9400    SH       SOLE               9400
 GENERAL ELECTRIC CO 		COM	    369604103	    14	     914    SH	     SHARED-DEFINED		   914
 ISHARES TR 	     DJ SEL DIV INX         464287168	  1098	   22755    SH	     SHARED-DEFINED		 22755
 ISHARES TR         MSCI EAFE INDEX         464287465	   351	    7343    SH	     SHARED-DEFINED		  7343
 JOHNSON & JOHNSON		COM	    478160104	   252	    3958    SH       SOLE		3958
 JPMORGAN CHASE & CO    	COM         46625H100      224      7433    SH       SOLE               7433
 JPMORGAN CHASE & CO 		COM	    46625H100	    11	     370    SH	     SHARED-DEFINED		   370
 LOWES COS INC	       		COM         548661107      227     11725    SH       SOLE              11725
 LOWES COS INC     		COM	    548661107	     7	     350    SH	     SHARED-DEFINED		   350
 MICROSOFT CORP      		COM	    594918104	   257	   10315    SH       SOLE              10315
 MICROSOFT CORP      		COM	    594918104	    15	     590    SH	     SHARED-DEFINED		   590
 NOVARTIS A G	      SPONSORED ADR         66987V109	   204      3665    SH       SOLE               3665
 PAYCHEX INC			COM	    704326107	   206	    7825    SH       SOLE               7825
 PEPSICO INC         		COM	    713448108      232      3749    SH       SOLE               3749
 PEPSICO INC         		COM	    713448108	    12	     200    SH	     SHARED-DEFINED		    200
 PFIZER INC          		COM	    717081103      176      9944    SH       SOLE               9944
 PFIZER INC          		COM	    717081103	    27	    1523    SH	     SHARED-DEFINED		    1523
POWERSHS DB US DOLLAR INDEX DOLL INDX BULL  73936D107      353     15835    SH       SHARED-DEFINED                15835
PROCTER & GAMBLE CO		COM	    742718109	   298      4709    SH       SOLE               4709
TRANSCANADA CORP 		COM         89353D107	   274      6755    SH       SOLE               6755


